NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			$ 100,968	$ (302,863)	$ (302,863)	$ (244,589)
Foreign currency translation gain/loss	$ (238,292)	$ 131,659	(126,413)	$ 349,796	403,831	(58,274)
Ending balance	$ (25,445)		$ (25,445)		$ 100,968	$ (302,863)